Pension and Postretirement Benefit Plans and Defined Contribution Plans - Healthcare Cost Trend Rate Assumptions (Detail) (Postretirement Plans [Member])	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Postretirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Healthcare cost trend rate assumed for next year	7.00%	7.30%
Rate to which the cost trend rate is assumed to decline	4.50%	4.50%
Year that the rate reaches the ultimate trend rate	2027	2027